Benefit Plans (Details) - Schedule of because benefits were assumed to be capped, the increase (decrease) of the assumed health care cost - Aria Energy LLC [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
One Percentage Increase [Member]
Debt Instrument [Line Items]
Service cost	$ 42
Interest cost	121
Net period benefit cost	$ 163
Benefit obligation	3325.00%
Discount rate	3.22%
One Percentage Decrease [Member]
Debt Instrument [Line Items]
Service cost	$ 57
Interest cost	79
Net period benefit cost	$ 136
Benefit obligation	4271.00%
Discount rate	1.22%